Capital Structure (Tables)	6 Months Ended
Jun. 30, 2020
Capital Structure [Abstract]
Outstanding Warrants
Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,916
Class B	415,845
Class D	273,046
Representative Warrants	123,406
Total	860,213